Submission	Oct. 01, 2026
Submission [Line Items]
Central Index Key	0000317788
Registrant Name	DIGITAL TURBINE, INC.
Registration File Number	333-299236
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES